Stock Plans, Share-Based Payments and Warrants - Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Price Volatility	121.90%	129.80%
Risk-Free Interest Rates	1.60%	1.86%
Expected Life (in years)	6 years 1 month 24 days	5 years 10 months 2 days
Expected Dividend Yield	0.00%	0.00%